Mining interests - Narrative (Details) $ in Thousands, oz in Millions									1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2020 USD ($)	Jun. 30, 2020	Apr. 28, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($)	Oct. 30, 2019 USD ($)	Oct. 15, 2019 USD ($) shares	Oct. 15, 2019 $ / $ $ / shares	Nov. 30, 2019 shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / Ounce $ / $ operating_mine	Dec. 31, 2019 USD ($) $ / Ounce	Dec. 31, 2014 USD ($)	Dec. 31, 2020 $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating mines | operating_mine												3
Current assets				$ 429,500						$ 429,500		$ 762,698	$ 429,500
Total assets				2,683,071						2,683,071		3,362,379	2,683,071
Current liabilities				165,062						165,062		286,093	165,062
Gold revenue												1,788,928	1,155,637
Production costs												407,865	374,178
Royalties and production taxes												121,285	79,693
Depreciation and depletion												301,491	251,306
Selling, general and administrative expense												45,605	54,558
Stock-based compensation												17,129	17,139
Miscellaneous other operating expense												5,957	3,604
Current tax expense (income)												309,913	114,449
Deferred income tax expense												52,102	59,081
Net income												672,413	315,841
Share of net income of associate												22,167	1,114
Assets classified as held for sale				$ 22,021						22,021		11,855	22,021
Write-down mineral property interests												$ 11,353	7,277
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate				33.80%			30.10%					33.20%
Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent												10.00%
Masbate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss														$ 436,000
Tax effect of impairment in property, plant and equipment												$ (52,000)	30,000	131,000
Impairment loss, net of tax														$ 305,000
Reversal of impairment loss												174,000	100,000
Reversal of impairment loss, net of tax												$ 122,000	$ 70,000
Masbate | Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent												0.50%
Masbate | Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / Ounce												1,500	1,350
Masbate | Long-term gold price | Commodity price risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / Ounce												100
Toega, Burkina Faso
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of purchase consideration due			0.90
Proceeds from disposal of non-current assets or disposal groups classified as held for sale			$ 9,000
Assets classified as held for sale				$ 22,000						22,000		$ 12,000	$ 22,000
Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments					$ 13,900
Proportion of ownership interest in joint operation (in percentage)		50.00%			50.00%
Sole fund amount for ownership interest					$ 10,900
Sole fund amount for role of manager					$ 3,000
Payment made to joint venture											$ 13,900
Other
Disclosure of detailed information about property, plant and equipment [line items]
Write-down mineral property interests												$ 11,000	7,000
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate (in CAD) | $ / $												1.28
Number of operating mines | operating_mine												2
Share price (in CAD per share) | $ / shares															$ 2.42
Quoted market value												$ 211,000
Current assets											101,000
Non-current assets											226,000
Total assets											327,000
Current liabilities											42,000
Non-current liabilities											83,000
Assets (liabilities)											202,000
Gold revenue											163,000
Production costs											72,000
Royalties and production taxes											7,000
Depreciation and depletion											9,000
Selling, general and administrative expense											6,000
Stock-based compensation											5,000
Miscellaneous other operating expense											7,000
Current tax expense (income)											10,000
Deferred income tax expense											7,000
Net income											$ 40,000
GAMS | Toega, Burkina Faso
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture (in percentage)			10.00%
Percentage of purchase consideration due			0.10
B2Gold and GAMS-Mining F&l Ltd Joint Venture | Toega, Burkina Faso
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale			$ 10,000
Consideration to be received in cash or shares, within two years			$ 10,000
Feasibility study period			2 years
Production payment to be received			$ 25,000
Net smelter returns (in percentage)			0.03
Additional net smelter returns (in percentage)			0.005
Additional net smelter returns, maximum amount (in ounces) | oz			1.5
AngloGold | Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation (in percentage)					50.00%
Nicaraguan Group | Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)							$ (115,673)
Cash consideration, received upon closing							40,000
Common shares of Calibre, issued upon closing							$ 39,997					0	39,997
Number of shares received (in shares) | shares							(87,986,666)		(17,618,667)
Shares received (in USD per share) | $ / shares								$ 0.60
Closing foreign exchange rate (in CAD) | $ / $								1.32
Deferred consideration							$ 10,000
Deferred consideration term							1 year
Cash consideration, one year from closing discounted at 9.75%							$ 9,112
Discount rate								9.75%
Convertible debenture							$ 10,000
Measurement period							2 years
Convertible debt interest rate							2.00%
Conversion price (in usd per share) | $ / shares								$ 0.75
Working capital settlement, receivable portion discounted at 9.75%						$ 13,000	$ 17,867
Nicaraguan Group | Discontinued operations | Less than one year
Disclosure of detailed information about property, plant and equipment [line items]
Working capital settlement, receivable portion discounted at 9.75%							5,000
Discounted working capital adjustment							$ 5,000
Nicaraguan Group | Calibre Mining Corp. | Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate								9.75%
Conversion price (in usd per share) | $ / shares								$ 0.81
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Deferred consideration	$ 16,000
Share of net income of associate										$ 1,000		22,000
Calibre Mining Corp. | Nicaraguan Group | Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Convertible debenture												$ 0	$ (14,146)